Revenue from Contracts with Customers - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract Assets and Contract Liabilities
Contract assets	$ 313	$ 644	$ 173
Deferred revenues	179,900	213,145	$ 212,529
Contract with customer, liability, revenue recognized	177,462	202,354
Contract with customer liability additions	142,678	202,806
Remaining performance obligations
Remaining performance obligation amount	$ 179,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Remaining performance obligations
Remaining performance obligation amount		$ 213,145
Remaining performance obligation, percent to be recognized over next twelve months		96.20%
Remaining performance obligation expected timing of satisfaction period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Remaining performance obligations
Remaining performance obligation, percent to be recognized over next twelve months	96.50%
Remaining performance obligation expected timing of satisfaction period	12 months